NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Debt Disclosure [Abstract]
Schedule of Loan Installments
The components of the notes payable, including the note payable to related party, at December 31, 2016 are as follows:

	Principal	Unamortized
	Amount	Discount	Net

Notes payable	$723,247	$(507)	$722,740
Notes payable – related party	30,000	—	30,000
	$753,247	$(507)	$752,740

The components of the notes payable, including the note payable to related party, at September 30, 2016 are as follows:

	Principal	Unamortized
	Amount	Discount	Net

Notes payable	$858,988	$(1,769)	$857,219
Notes payable – related party	30,000	—	30,000
	$888,988	$(1,769)	$887,219

The Components of the Notes Payable
The components of the notes payable at September 30, 2016 are as follows:

	Principal	Unamortized
	Amount	Discount	Net

Notes payable	$858,988	$(1,769)	$857,219
Notes payable – related party	30,000	—	30,000
	$888,988	$(1,769)	$887,219

The components of the notes payable at September 30, 2015 are as follows:

	Principal	Unamortized
	Amount	Discount	Net

Notes payable	$1,245,344	$(77,157)	$1,168,187
Notes payable – related party	30,000	(4,438)	25,562
	$1,275,344	$(81,595)	$1,193,749